Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Share-based Compensation
Summary of awards granted
Awards	Number	Grant date	Fair value at grant date
RCUs	24,608	April 2, 2018	$23.40
PCUs	24,608	April 2, 2018	$23.40

RCUs
Share-based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595

PCUs
Share-based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
PCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595